REVENUE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	$ 18,475	$ 41,708	$ 19,554	$ 26,069
Bus Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	11,699	38,197	16,247	$ 21,666
Truck Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	982
Shuttle Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	484
Spare Part Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	5,183	2,701	2,436
Operating Lease Revenue [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	$ 127	$ 810	$ 871